Tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands			3 Months Ended			6 Months Ended				12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		Dec. 21, 2017	Jun. 30, 2019	Jun. 30, 2018
Current tax:
Total current tax (expense)/credit			£ (2,245)	£ 411	[1]	£ (3,006)	£ 269	[1]
Deferred tax:
Origination and reversal of temporary differences			(8,633)	(9,122)	[1]	(9,974)	(16,535)	[1]
Adjustment in respect of previous years				155			155
Impact of change in US federal corporate income tax rate	[1]			(48,954)			(48,954)
Total deferred tax expense			(8,633)	(57,921)	[1]	(9,974)	(65,334)	[1]			£ (63,519)	[1]
Total tax expense
Total tax expense			(10,878)	(57,510)	[1]	(12,980)	(65,065)	[1]
Corporate tax rate											30.90%
Forecast
Total tax expense
Corporate tax rate										28.20%
UK and US
Current tax:
Current tax on profit for the period			(1,953)	(688)	[1]	(2,603)	(688)	[1]
Adjustment in respect of previous years				1,128			1,128
US
Total tax expense
Corporate tax rate		21.00%							35.00%
Other than UK and US
Current tax:
Current tax on profit for the period			£ (292)	£ (29)	[1]	£ (403)	£ (171)	[1]

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.